Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2024	2023
Total accounts receivable	$918,926	$637,647
Allowance	(4,834)	—
	$914,092	$637,647